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                   WRITER'S DIRECT DIAL NUMBER: (617) 951-7439

                                  July 2, 1998


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:   GMO Trust (formerly GMO Core Trust)
         (the "Trust") File Nos. 2-98772 and 811-4347- Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

         On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and Rule 497(j) thereunder, we hereby represent that the forms of Prospectus and Statement of Additional Information for the Pelican Fund, one of thirty-six series of the Trust, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 43 to the Trust's Registration Statement under the Securities Act and Post-Effective Amendment No. 46 to the Trust's Registration Statement under the Investment Company Act of 1940 ("Post-Effective Amendment No. 43/46"), as filed electronically with the Commission on June 26, 1998. Post-Effective Amendment No. 43/46 became effective on June 30, 1998.

         Please direct any questions or comments on the enclosed materials to the undersigned at (617) 951-7439. Thank you.

                                                     Very truly yours,

                                                     /S/ THOMAS R. HILLER
                                                     --------------------
                                                     Thomas R. Hiller


cc: Alison E. Baur, Esq., Grantham, Mayo, Van Otterloo & Co. LLC Meredith King, Grantham, Mayo, Van Otterloo & Co. LLC
         Joseph B. Kittredge, Jr., Esq.